GARDEN STATE SECURTIES INC (Details) (USD $)	Aug. 01, 2012
GARDEN STATE SECURTIES INC
Reimbursed legal fees	$ 12,500
Percentage cash commission	8.00%
Gross proceeds received in the equity financing	40,000
Common shares purchased	85,333
Exercise price per security issued	$ 0.6405
Price per unit of security issued	$ 0.46875
Common share for gross proceeds	500,000
Common share for net proceeds	447,500
Common share for a net proceed	292,218
Relative fair value of the common stock and warrants	$ 207,782
Relative fair value Per common share	$ 0.27
Relative fair value Per warrant	$ 0.18